UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2024
MFS®  Intermediate High
Income Fund
CIH-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Intermediate High Income Fund’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Intermediate High
Income Fund
New York Stock Exchange Symbol: CIF

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	9.5%
Medical & Health Technology & Services	8.7%
Midstream	7.8%
Aerospace & Defense	6.4%
Financial Institutions	6.2%
Composition including fixed income credit quality (a)(i)
BBB	2.4%
BB	60.4%
B	58.0%
CCC	19.4%
CC	0.6%
Not Rated	0.4%
Non-Fixed Income	2.5%
Cash & Cash Equivalents (Less Liabilities) (b)	(43.8)%
Other	0.1%
Portfolio facts
Average Duration (d)	4.6
Average Effective Maturity (m)	4.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(b)	Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of outstanding borrowings made by the fund for leverage transactions. Cash & Cash Equivalents (Less Liabilities) is negative due to these borrowings. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 6 in the Notes to Financial Statements for more information on the fund's outstanding borrowings.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(f)	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of May 31, 2024.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
David Cole	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Michael Skatrud	Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 9.50% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 139.0%
Aerospace & Defense – 6.3%
Boeing Co., 6.298%, 5/01/2029 (n)	$157,000	$158,272
Bombardier, Inc., 7.5%, 2/01/2029 (n)	103,000	106,549
Bombardier, Inc., 8.75%, 11/15/2030 (n)	54,000	57,942
Bombardier, Inc., 7.25%, 7/01/2031 (n)	72,000	73,502
Bombardier, Inc., 7%, 6/01/2032 (n)	103,000	103,375
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	200,000	200,024
Moog, Inc., 4.25%, 12/15/2027 (n)	217,000	203,180
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	233,000	254,559
TransDigm, Inc., 5.5%, 11/15/2027	158,000	154,251
TransDigm, Inc., 6.75%, 8/15/2028 (n)	166,000	167,882
TransDigm, Inc., 4.625%, 1/15/2029	151,000	139,051
TransDigm, Inc., 6.375%, 3/01/2029 (n)	88,000	87,809
TransDigm, Inc., 6.875%, 12/15/2030 (n)	304,000	307,826
Triumph Group, Inc., 9%, 3/15/2028 (n)	74,000	76,391
		$2,090,613
Airlines – 1.5%
Air Canada, 3.875%, 8/15/2026 (n)	$240,000	$227,833
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	193,140	186,779
Hawaiian Brand Intellectual Property Ltd., 5.75%, 1/20/2026 (n)	73,000	67,313
		$481,925
Apparel Manufacturers – 0.3%
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)	$118,000	$98,273
Automotive – 1.8%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$155,000	$155,993
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	77,000	77,810
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	164,000	141,666
Garrett Motion Holdings, Inc./Garrett LX I S.à r.l., 7.75%, 5/31/2032 (n)	103,000	103,676
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	126,000	108,544
		$587,689
Broadcasting – 1.2%
AMC Networks, Inc., 10.25%, 1/15/2029 (n)	$59,000	$58,867
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	200,000	204,458
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	150,000	137,302
		$400,627

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 2.0%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$179,000	$186,033
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	154,000	168,444
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	72,000	69,559
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	89,000	83,436
LPL Holdings, Inc., 4%, 3/15/2029 (n)	60,000	55,622
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	101,000	92,015
		$655,109
Building – 6.0%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$150,000	$132,479
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	103,000	83,775
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	174,000	154,226
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	226,000	208,803
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	74,000	66,821
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	45,000	44,701
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	181,000	164,973
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	188,000	176,717
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	64,000	65,521
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	201,000	203,905
SRM Concrete, 8.875%, 11/15/2031 (n)	218,000	229,537
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	72,000	68,591
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	246,000	219,526
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	198,000	188,893
		$2,008,468
Business Services – 0.7%
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	$119,000	$114,783
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	133,000	128,038
		$242,821
Cable TV – 9.2%
Cable One, Inc., 4%, 11/15/2030 (n)	$270,000	$201,460
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	147,000	140,495
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	455,000	387,594
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	306,000	254,257
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	137,000	102,077
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	200,000	140,459
CSC Holdings LLC, 7.5%, 4/01/2028 (n)	200,000	111,652
CSC Holdings LLC, 11.75%, 1/31/2029 (n)	200,000	158,942
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	200,000	86,421
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	65,000	62,625
DISH DBS Corp., 7.75%, 7/01/2026	100,000	63,591
DISH DBS Corp., 5.25%, 12/01/2026 (n)	128,000	101,930
DISH DBS Corp., 5.125%, 6/01/2029	98,000	39,025

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
DISH Network Corp., 11.75%, 11/15/2027 (n)	$67,000	$67,222
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	180,000	170,497
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	147,000	131,589
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	187,000	173,679
Videotron Ltd., 5.125%, 4/15/2027 (n)	107,000	104,612
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	225,000	202,909
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	400,000	341,639
		$3,042,675
Chemicals – 3.6%
Chemours Co., 4.625%, 11/15/2029 (n)	$183,000	$156,063
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	150,000	129,091
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	229,000	208,382
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	172,000	162,167
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	195,000	183,660
SNF Group SACA, 3.375%, 3/15/2030 (n)	250,000	215,031
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	129,000	134,780
		$1,189,174
Computer Software – 1.2%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)	$146,000	$149,891
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	158,000	146,934
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	103,000	98,380
		$395,205
Computer Software - Systems – 1.6%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$87,000	$80,095
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)	46,000	44,714
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	309,000	302,622
Virtusa Corp., 7.125%, 12/15/2028 (n)	97,000	88,218
		$515,649
Conglomerates – 4.4%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$128,000	$117,950
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	281,000	257,156
Chart Industries, Inc., 9.5%, 1/01/2031 (n)	142,000	153,333
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	277,000	277,483
Gates Corp., 6.875%, 7/01/2029 (n)	60,000	60,576
Gates Global LLC, 6.25%, 1/15/2026 (n)	124,000	123,929
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	170,000	157,569
TriMas Corp., 4.125%, 4/15/2029 (n)	329,000	297,776
		$1,445,772

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – 1.9%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$176,000	$175,689
Empire Communities Corp., 9.75%, 5/01/2029 (n)		118,000	120,375
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		84,000	81,255
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		112,000	102,345
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		178,000	163,022
			$642,686
Consumer Products – 2.6%
Amer Sports Co., 6.75%, 2/16/2031 (n)		$204,000	$203,242
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		98,000	87,117
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		253,000	254,797
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		224,000	215,819
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		102,000	87,460
			$848,435
Consumer Services – 5.7%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$358,000	$354,963
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		163,000	131,306
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		90,000	89,494
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		264,000	235,862
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		209,000	209,177
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		179,000	169,506
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		149,000	138,576
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		109,000	74,793
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		135,000	88,103
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		235,000	207,432
Velocity Vehicle Group LLC, 8%, 6/01/2029 (n)(w)		44,000	44,715
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		155,000	150,675
			$1,894,602
Containers – 3.2%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		$200,000	$175,381
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		275,000	241,489
Crown Americas LLC, 5.25%, 4/01/2030		88,000	84,583
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		158,000	151,847
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		130,000	127,608
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	100,000	98,126
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$200,000	199,554
			$1,078,588

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 2.1%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$73,000	$71,857
Entegris, Inc., 4.375%, 4/15/2028 (n)		121,000	113,186
Entegris, Inc., 3.625%, 5/01/2029 (n)		110,000	97,736
Sensata Technologies B.V., 5%, 10/01/2025 (n)		207,000	208,506
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		200,000	194,401
			$685,686
Emerging Market Quasi-Sovereign – 0.3%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	100,000	$94,814
Energy - Independent – 5.7%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$134,000	$140,631
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		45,000	48,136
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		90,000	96,085
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		275,000	266,004
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		167,000	164,704
Encino Acquisition partners Holdings LLC, 8.75%, 5/01/2031 (n)		118,000	122,028
Matador Resources Co., 6.875%, 4/15/2028 (n)		163,000	164,486
Matador Resources Co., 6.5%, 4/15/2032 (n)		60,000	59,883
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		30,000	30,260
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		219,000	214,615
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		96,000	98,075
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)		191,000	198,167
SM Energy Co., 6.5%, 7/15/2028		169,000	168,439
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		118,000	119,812
			$1,891,325
Energy - Integrated – 0.5%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$152,000	$157,344
Entertainment – 5.3%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$143,000	$143,775
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		222,000	217,911
Carnival Corp. PLC, 4%, 8/01/2028 (n)		96,000	88,609
Carnival Corp. PLC, 6%, 5/01/2029 (n)		108,000	105,554
Carnival Corp. PLC, 5.75%, 1/15/2030 (n)	EUR	100,000	110,263
Merlin Entertainments, 7.375%, 2/15/2031 (n)		$200,000	202,704
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		167,000	164,200
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		142,000	139,129
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		98,000	95,738
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		104,000	97,251
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		190,000	190,139
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		61,000	59,560

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	$158,000	$151,525
		$1,766,358
Financial Institutions – 7.8%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$210,916	$186,114
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	181,000	191,087
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)	200,000	208,139
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	148,000	147,052
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	38,000	38,383
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	170,000	164,306
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	101,000	105,540
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	360,344	342,784
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)	133,000	136,786
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)	192,000	201,898
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)	28,000	28,294
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	33,000	34,748
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	254,000	250,525
OneMain Finance Corp., 6.875%, 3/15/2025	131,000	131,934
OneMain Finance Corp., 7.125%, 3/15/2026	213,000	216,127
OneMain Finance Corp., 5.375%, 11/15/2029	105,000	97,652
OneMain Finance Corp., 7.5%, 5/15/2031	96,000	96,031
		$2,577,400
Food & Beverages – 4.5%
B&G Foods, Inc., 5.25%, 9/15/2027	$103,000	$94,528
B&G Foods, Inc., 8%, 9/15/2028 (n)	56,000	56,835
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	75,000	76,404
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	120,000	123,298
Performance Food Group Co., 5.5%, 10/15/2027 (n)	199,000	193,954
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	131,000	127,995
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	256,000	232,464
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	259,000	237,488
TreeHouse Foods, Inc., 4%, 9/01/2028	117,000	104,188
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	204,000	191,483
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)	55,000	45,392
		$1,484,029
Gaming & Lodging – 6.0%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$86,000	$77,694
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	157,000	158,696
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	127,000	129,475
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	155,000	153,856

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		$252,000	$241,712
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	100,000	109,891
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		$264,000	249,604
Las Vegas Sands Corp., 6.2%, 8/15/2034		69,000	69,531
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)		133,000	110,995
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		267,000	247,687
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		200,000	186,899
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		189,000	177,744
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		73,000	74,955
			$1,988,739
Industrial – 2.3%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$200,000	$196,793
APi Escrow Corp., 4.75%, 10/15/2029 (n)		260,000	238,455
Artera Services LLC, 8.5%, 2/15/2031 (n)		119,000	121,592
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		228,000	212,888
			$769,728
Insurance - Property & Casualty – 5.5%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$89,000	$89,430
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		29,000	26,434
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		123,000	120,558
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		178,000	165,577
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		118,000	118,308
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		148,000	136,040
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		200,000	198,609
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		136,000	126,559
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		162,000	163,591
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		112,000	112,122
Hub International Ltd., 5.625%, 12/01/2029 (n)		74,000	68,657
Hub International Ltd., 7.25%, 6/15/2030 (n)		217,000	220,478
Hub International Ltd., 7.375%, 1/31/2032 (n)		100,000	100,355
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		186,000	187,548
			$1,834,266

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 1.4%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$288,000	$300,614
Terex Corp., 5%, 5/15/2029 (n)	175,000	164,588
		$465,202
Major Banks – 0.6%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$200,000	$207,288
Medical & Health Technology & Services – 8.6%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$200,000	$179,885
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	283,000	266,307
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	127,000	129,222
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	277,000	250,561
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	108,000	108,041
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	117,000	83,430
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	294,000	244,050
Encompass Health Corp., 5.75%, 9/15/2025	30,000	29,879
Encompass Health Corp., 4.75%, 2/01/2030	211,000	195,290
Encompass Health Corp., 4.625%, 4/01/2031	30,000	27,116
IQVIA, Inc., 5%, 5/15/2027 (n)	200,000	194,281
IQVIA, Inc., 6.5%, 5/15/2030 (n)	200,000	201,981
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	74,000	79,179
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	88,000	96,945
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	118,000	118,428
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	133,000	133,998
Tenet Healthcare Corp., 6.125%, 10/01/2028	128,000	126,797
Tenet Healthcare Corp., 4.375%, 1/15/2030	109,000	100,236
Tenet Healthcare Corp., 6.125%, 6/15/2030	179,000	177,418
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	118,000	113,764
		$2,856,808
Medical Equipment – 1.3%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$163,000	$174,151
Medline Borrower LP, 3.875%, 4/01/2029 (n)	73,000	66,443
Medline Borrower LP, 5.25%, 10/01/2029 (n)	217,000	204,561
		$445,155
Metals & Mining – 4.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$166,000	$150,941
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	452,000	401,281
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	207,000	134,048
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	102,000	94,891
Novelis Corp., 3.25%, 11/15/2026 (n)	128,000	119,508

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis Corp., 4.75%, 1/30/2030 (n)		$175,000	$161,685
Novelis Corp., 3.875%, 8/15/2031 (n)		86,000	73,631
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		98,203	71,405
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		118,000	120,960
			$1,328,350
Midstream – 7.6%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		$168,000	$153,628
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		224,000	201,205
EQM Midstream Partners LP, 5.5%, 7/15/2028		246,000	241,218
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)		59,000	58,891
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		211,000	205,617
NuStar Logistics, LP, 6.375%, 10/01/2030		177,000	176,463
Prairie Acquiror LP, 9%, 8/01/2029 (n)		73,000	75,020
Sunoco LP, 7.25%, 5/01/2032 (n)		147,000	150,496
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		242,000	230,824
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		88,000	88,234
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		160,000	144,097
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		80,000	80,192
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		145,000	128,060
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		196,000	200,311
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		169,000	183,284
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		212,000	218,614
			$2,536,154
Network & Telecom – 0.9%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		$200,000	$198,056
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	100,000	110,301
			$308,357
Oil Services – 1.1%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		$91,000	$91,223
Nabors Industries Ltd., 7.5%, 1/15/2028 (n)		44,000	41,868
Nabors Industries Ltd., 9.125%, 1/31/2030 (n)		73,000	75,379
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		144,000	144,163
			$352,633
Oils – 0.5%
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		$175,000	$171,000
Pharmaceuticals – 1.2%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$118,000	$114,008
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		117,000	102,083
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		24,000	18,240

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		$200,000	$176,741
			$411,072
Pollution Control – 1.7%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$37,000	$36,576
GFL Environmental, Inc., 4%, 8/01/2028 (n)		176,000	160,934
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		50,000	46,539
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		80,000	73,006
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		34,000	34,681
Stericycle, Inc., 3.875%, 1/15/2029 (n)		227,000	206,108
			$557,844
Precious Metals & Minerals – 1.1%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$180,000	$171,451
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		209,000	196,141
			$367,592
Printing & Publishing – 0.4%
Cimpress PLC, 7%, 6/15/2026		$150,000	$149,668
Real Estate - Other – 1.2%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		$246,000	$251,315
XHR LP, REIT, 4.875%, 6/01/2029 (n)		155,000	142,802
			$394,117
Restaurants – 0.7%
1011778 B.C. ULC / New Red Finance, Inc., 4%, 10/15/2030 (n)		$103,000	$89,625
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		177,000	156,449
			$246,074
Retailers – 3.3%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$140,000	$128,802
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		162,000	144,288
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		132,000	127,104
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	100,000	87,303
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		$128,000	127,277
Parkland Corp., 4.625%, 5/01/2030 (n)		239,000	217,231
Penske Automotive Group Co., 3.75%, 6/15/2029		205,000	182,307
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		110,000	89,704
			$1,104,016

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 1.2%
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		$98,000	$79,490
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		109,000	74,130
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		250,000	239,342
			$392,962
Supermarkets – 1.3%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$196,000	$198,534
Ocado Group PLC, 3.875%, 10/08/2026	GBP	100,000	110,063
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	124,000	130,678
			$439,275
Telecommunications - Wireless – 1.6%
Altice France S.A., 5.125%, 7/15/2029 (n)		$200,000	$134,132
SBA Communications Corp., 3.875%, 2/15/2027		145,000	137,244
SBA Communications Corp., 3.125%, 2/01/2029		284,000	249,867
			$521,243
Transportation - Services – 0.6%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	178,000	$191,438
Utilities - Electric Power – 5.5%
Calpine Corp., 4.5%, 2/15/2028 (n)		$233,000	$219,101
Calpine Corp., 5.125%, 3/15/2028 (n)		143,000	136,273
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		132,000	125,491
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		337,000	294,073
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		48,000	40,850
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		43,000	42,848
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		29,000	28,526
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		181,000	170,316
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		177,000	181,194
PG&E Corp., 5.25%, 7/01/2030		118,000	112,403
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		155,000	152,781
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		239,000	228,107
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		108,000	98,112
			$1,830,075
Total Bonds (Identified Cost, $47,698,900)			$46,144,323
Exchange-Traded Funds – 2.2%
Special Products & Services – 2.2%
Invesco Senior Loan Fund ETF (Identified Cost, $726,993)		34,356	$725,599

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 0.4%
Cable TV – 0.2%
Intelsat Emergence S.A. (a)	1,566	$54,810
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	200	$72,310
Total Common Stocks (Identified Cost, $204,858)		$127,120

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	3,500	$892

Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $749,065)	749,081	$749,156

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500 (Premiums Paid, $35,795)	Put	Exchange Traded	$ 1,035,063	5	$4,000

Other Assets, Less Liabilities – (43.8)%	(14,552,247)
Net Assets – 100.0%	$33,198,843

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $749,156 and $47,001,934, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,351,155, representing 124.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 5/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	143,861	USD	153,611	HSBC Bank	7/19/2024	$2,801
EUR	90,754	USD	97,903	UBS AG	7/19/2024	768
USD	199,088	EUR	182,424	State Street Bank Corp.	7/19/2024	750
						$4,319
Liability Derivatives
EUR	102,668	USD	112,045	HSBC Bank	7/19/2024	$(421)
USD	972,499	EUR	910,731	HSBC Bank	7/19/2024	(17,682)
USD	106,884	EUR	100,000	NatWest Markets PLC	7/19/2024	(1,840)
USD	106,994	EUR	100,000	UBS AG	7/19/2024	(1,729)
USD	111,011	GBP	89,162	Barclays Bank PLC	7/19/2024	(2,630)
						$(24,302)
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $48,666,546)	$47,001,934
Investments in affiliated issuers, at value (identified cost, $749,065)	749,156
Cash	26
Receivables for
Forward foreign currency exchange contracts	4,319
Investments sold	46,181
Interest	750,762
Receivable from investment adviser	1,561
Other assets	16,148
Total assets	$48,570,087
Liabilities
Notes payable	$15,000,000
Payables for
Distributions	17,167
Forward foreign currency exchange contracts	24,302
Investments purchased	163,000
When-issued investments purchased	44,000
Capital shares reacquired	20,340
Payable to affiliates
Administrative services fee	96
Transfer agent and dividend disbursing costs	229
Payable for independent Trustees' compensation	144
Accrued interest expense	26,336
Accrued expenses and other liabilities	75,630
Total liabilities	$15,371,244
Net assets	$33,198,843
Net assets consist of
Paid-in capital	$45,056,696
Total distributable earnings (loss)	(11,857,853)
Net assets	$33,198,843
Shares of beneficial interest outstanding (18,148,553 shares issued less 68,199 capital shares to be retired) (unlimited number of shares authorized)	18,080,354
Net asset value per share (net assets of $33,198,843 / 18,080,354 shares of beneficial interest outstanding)	$1.84
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$1,587,284
Dividends from affiliated issuers	28,347
Dividends	16,224
Total investment income	$1,631,855
Expenses
Management fee	$107,056
Transfer agent and dividend disbursing costs	7,621
Administrative services fee	8,749
Independent Trustees' compensation	3,172
Stock exchange fee	11,894
Custodian fee	2,128
Shareholder communications	27,530
Audit and tax fees	51,754
Legal fees	653
Interest expense and fees	489,950
Miscellaneous	19,136
Total expenses	$729,643
Reduction of expenses by investment adviser	(12,605)
Net expenses	$717,038
Net investment income (loss)	$914,817
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(580,908)
Affiliated issuers	202
Forward foreign currency exchange contracts	(17,285)
Foreign currency	33,373
Net realized gain (loss)	$(564,618)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,587,059
Affiliated issuers	(58)
Forward foreign currency exchange contracts	(13,326)
Translation of assets and liabilities in foreign currencies	53
Net unrealized gain (loss)	$1,573,728
Net realized and unrealized gain (loss)	$1,009,110
Change in net assets from operations	$1,923,927
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/24 (unaudited)	11/30/23
Change in net assets
From operations
Net investment income (loss)	$914,817	$1,804,521
Net realized gain (loss)	(564,618)	(2,583,921)
Net unrealized gain (loss)	1,573,728	3,630,479
Change in net assets from operations	$1,923,927	$2,851,079
Distributions to shareholders	$(812,911)	$(1,732,737)
Tax return of capital distributions to shareholders	$—	$(1,565,334)
Distributions from other sources	$(788,651)(a)	$—
Change in net assets from fund share transactions	$(735,388)	$(1,486,097)
Total change in net assets	$(413,023)	$(1,933,089)
Net assets
At beginning of period	33,611,866	35,544,955
At end of period	$33,198,843	$33,611,866

(a)	Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for additional information regarding the tax character of the fund’s distributions.
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 5/31/24 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$1,923,927
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(13,289,146)
Proceeds from disposition of investment securities	13,811,456
Proceeds from disposition of short-term investments, net	1,058,593
Realized gain/loss on investments	580,908
Unrealized appreciation/depreciation on investments	(1,587,001)
Unrealized appreciation/depreciation on foreign currency contracts	13,326
Net amortization/accretion of income	(108,837)
Amortization of debt issuance costs	5,918
Increase in interest receivable	(12,541)
Decrease in accrued expenses and other liabilities	(35,133)
Increase in receivable from investment adviser	(72)
Increase in other assets	(12,043)
Decrease in interest payable	(2,682)
Net cash provided by operating activities	$2,346,673
Cash flows from financing activities:
Adjustment for debt issuance costs	$1,768
Distributions paid in cash	(1,600,179)
Repurchase of shares of beneficial interest	(748,241)
Net cash used by financing activities	$(2,346,652)
Net increase in cash and restricted cash	$21
Cash and restricted cash:
Beginning of period	$5
End of period	$26
Supplemental disclosure of cash flow information:
Cash paid during the six months ended May 31, 2024 for interest was $486,714.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	5/31/24 (unaudited)	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$1.82	$1.83	$2.32	$2.47	$2.56	$2.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.09	$0.11	$0.13	$0.14	$0.14
Net realized and unrealized gain (loss)	0.06	0.06	(0.40)	(0.05)	(0.00)(w)	0.20
Total from investment operations	$0.11	$0.15	$(0.29)	$0.08	$0.14	$0.34
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.09)	$(0.12)	$(0.14)	$(0.15)	$(0.14)
From tax return of capital	—	(0.08)	(0.08)	(0.09)	(0.08)	(0.10)
From other sources	(0.04)(b)	—	—	—	—	—
Total distributions declared to shareholders	$(0.09)	$(0.17)	$(0.20)	$(0.23)	$(0.23)	$(0.24)
Net increase from repurchase of capital shares	$0.00(w)	$0.01	$—	$—	$0.00(w)	$0.00(w)
Net asset value, end of period (x)	$1.84	$1.82	$1.83	$2.32	$2.47	$2.56
Market value, end of period	$1.67	$1.64	$1.83	$2.97	$2.47	$2.70
Total return at market value (%)	7.17(n)	(0.77)	(32.19)	30.89	0.89	29.74
Total return at net asset value (%) (j)(r)(s)(x)	6.40(n)	10.13	(13.19)	2.25	6.40	14.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	4.31(a)	4.03	2.53	1.84	2.05	2.56
Expenses after expense reductions	4.23(a)	3.95	2.23	1.65	1.82	2.49
Net investment income (loss)	5.40(a)	5.20	5.54	5.27	5.75	5.43
Portfolio turnover	28(n)	44	31	65	57	56
Net assets at end of period (000 omitted)	$33,199	$33,612	$35,545	$44,943	$47,585	$50,387
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	1.34(a)	1.34	1.34	1.34	1.34	1.34
Senior Securities:
Total notes payable outstanding (000 omitted)	$15,000	$15,000	$16,000	$18,500	$18,500	$20,000
Asset coverage per $1,000 of indebtedness (k)	$3,213	$3,241	$3,222	$3,429	$3,572	$3,519

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(b)	Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for additional information regarding the tax character of the fund’s distributions.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the

Notes to Financial Statements (unaudited) - continued
adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the

Notes to Financial Statements (unaudited) - continued
value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$725,599	$4,000	$72,310	$801,909
Luxembourg	—	54,810	—	54,810
United Kingdom	—	892	—	892
Non - U.S. Sovereign Debt	—	94,814	—	94,814
U.S. Corporate Bonds	—	37,606,947	—	37,606,947
Foreign Bonds	—	8,442,562	—	8,442,562
Mutual Funds	749,156	—	—	749,156
Total	$1,474,755	$46,204,025	$72,310	$47,751,090
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$4,319	$—	$4,319
Forward Foreign Currency Exchange Contracts – Liabilities	—	(24,302)	—	(24,302)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/23	$71,234
Change in unrealized appreciation or depreciation	1,076
Balance as of 5/31/24	$72,310
At May 31, 2024, the fund held one level 3 security.

Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$4,000	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	4,319	(24,302)
Total		$8,319	$(24,302)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(17,285)

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Foreign Exchange	$(13,326)	$—
Equity	—	(16,300)
Total	$(13,326)	$(16,300)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) - continued
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund employs a managed distribution policy whereby the fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Distributions in any year may include a substantial return of capital component. For the six months ended May 31, 2024, the amount of distributions estimated to be a tax return of capital was approximately $788,651 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end. Please refer to the Financial Highlights for distributions of tax returns of capital made during the prior five years. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended November 30, 2023, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/23
Ordinary income (including any short-term capital gains)	$1,732,737
Tax return of capital (b)	1,565,334
Total distributions	$3,298,071

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/24
Cost of investments	$49,345,168
Gross appreciation	728,358
Gross depreciation	(2,322,436)
Net unrealized appreciation (depreciation)	$(1,594,078)
As of 11/30/23
Capital loss carryforwards	(8,956,944)
Late year ordinary loss deferral	(3,157)
Other temporary differences	(15,787)
Net unrealized appreciation (depreciation)	(3,204,330)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(725,993)
Long-Term	(8,230,951)
Total	$(8,956,944)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser a monthly fee equal to 20% of the fund’s leverage income after deducting the expenses of leveraging (“net leverage income”); provided, however, if the fund’s net leverage income is less than zero, MFS will reduce its management fee by an amount equivalent to the percentage indicated of the fund’s net leverage income. The management fee incurred for the six months ended May 31, 2024 was equivalent to an annual effective rate of 0.63% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed 1.34% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2024. For the six months ended May 31, 2024, this reduction amounted to $12,605, which is included in the reduction of total expenses in the Statement of Operations.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2024, fees paid to MFSC amounted to $1,442.

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended May 31, 2024 was equivalent to an annual effective rate of 0.0516% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended May 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, aggregated $13,077,492 and $13,449,385, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
The fund repurchased 430,677 shares of beneficial interest during the six months ended May 31, 2024 at an average price per share of $1.71 and a weighted average discount of 7.91% per share. The fund repurchased 919,104 shares of beneficial interest during the year ended November 30, 2023 at an average price per share of $1.64 and a weighted average discount of 8.56% per share. Transactions in fund shares were as follows:
	Six months ended 5/31/24		Year ended 11/30/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	13,107	$24,238
Capital shares repurchased	(430,677)	(735,388)	(919,104)	(1,510,335)
Net change	(430,677)	$(735,388)	(905,997)	$(1,486,097)

Notes to Financial Statements (unaudited) - continued
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $17,000,000. At May 31, 2024, the fund had outstanding borrowings under this agreement in the amount of $15,000,000, which are secured by a lien on the fund’s assets. Costs directly related to the closing of the credit agreement are considered debt issuance costs, which are being amortized into interest expense over twelve months from the closing date. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement has no explicit maturity date but may be terminated with appropriate notice by either party. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to the one-month term SOFR (Secured Overnight Financing Rate) plus 0.10% plus an agreed upon spread, or at the option of the borrower, an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $482,788 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund paid a commitment fee of $1,244 during the period, which is included in “Interest expense and fees” in the Statement of Operations. For the six months ended May 31, 2024, the average loan balance was $15,000,000 at a weighted average annual interest rate of 6.44%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,807,807	$6,241,063	$7,299,858	$202	$(58)	$749,156

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$28,347	$—

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Intermediate High Income Fund
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate High Income Fund (the “Fund”), including the portfolio of investments, as of May 31, 2024, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended November 30, 2023 and the financial highlights for each of the five years in the period then ended; and in our report dated January 16, 2024, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
/s/ Ernst & Young LLP
Boston, Massachusetts
July 16, 2024

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.  The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.  A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Reports and Other Documents” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
COMPUTERSHARE TRUST COMPANY, N.A.
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: CIF

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 10. RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 11. STATEMENT REGARDING BASES FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund

			(c) Total Number of	(d) Maximum Number
			Shares Purchased as	(or Approximate
	(a) Total number of	(b) Average	Part of Publicly	Dollar Value) of
Period	Shares Purchased	Price Paid	Announced Plans or	Shares that May Yet
		per Share	Programs	Be Purchased under
				the Plans or Programs

12/01/23-12/31/23	181,765	1.71	181,765	1,451,824
01/01/24-01/31/24	83,789	1.73	83,789	1,368,035
02/01/24-02/28/24	20,482	1.72	20,482	1,347,553
03/01/24-03/31/24	256	1.74	256	1,347,297
04/01/24-04/30/24	76,186	1.68	76,186	1,271,111
05/01/24-05/31/24	68,199	1.70	68,199	1,202,912
Total	430,677	1.71	430,677

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2023 plan year is 1,875,271.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as Ex-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: July 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: July 16, 2024

* Print name and title of each signing officer under his or her signature.